Filed electronically with the Securities and Exchange Commission on August 28, 1997.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      -------
         Post-Effective Amendment No.  84
                                      -------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  36
                       ------

                            Scudder Investment Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
          ------

             X    on August 29, 1997 pursuant to paragraph (b)
          ------

                  60 days after filing pursuant to paragraph (a)(i)
          ------

                  on                 pursuant to paragraph (a)(i)
          ------     ---------------

                  75 days after filing pursuant to paragraph (a)(ii)
          ------

                  on                  pursuant to paragraph (a)(ii) of Rule 485.
          ------     ----------------


The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 27, 1997.

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                      Prospectus Caption
     --------        ------------                      ------------------

        1.           Cover Page                        COVER PAGE

        2.           Synopsis                          EXPENSE INFORMATION

        3.           Condensed Financial               FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of            INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                        WHY INVEST IN THE FUND?
                                                       ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                            INVESTMENTS
                                                       FUND ORGANIZATION

        5.           Management of the Fund            A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                       FUND  ORGANIZATION--Investment adviser and Transfer
                                                            agent
                                                       TRUSTEES AND OFFICERS
                                                       SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of          NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other           DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                             Dividends and capital gains distributions
                                                       FUND ORGANIZATION
                                                       TRANSACTION INFORMATION--Tax Information
                                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                            Information Line, Dividend reinvestment plan, T.D.D.
                                                            service for the hearing impaired
                                                       HOW TO CONTACT SCUDDER

        7.           Purchase of Securities            PURCHASES
                     Being Offered                     FUND ORGANIZATION--Underwriter
                                                       TRANSACTION INFORMATION--Purchasing shares, Share
                                                            price, Processing time, Minimum balances, Third party
                                                            transactions
                                                       SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                       SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or                     EXCHANGES AND REDEMPTIONS
                     Repurchase                        TRANSACTION INFORMATION--Redeeming shares, Tax
                                                            identification number, Minimum balances

        9.           Pending Legal                     NOT APPLICABLE
                     Proceedings

                               Cross Reference - Page 1

                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                  REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                               Cross Reference - Page 2


                            SCUDDER INVESTMENT TRUST
                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND FINANCIAL INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                    INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer
                                                       agent
                                                    TRUSTEES AND OFFICERS

        5A.          Management Discussion          SHAREHOLDER BENEFITS--A team approach to investing
                     of Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                        Dividends and capital gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                       Information Line, Dividend reinvestment plan, T.D.D.
                                                       service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third party
                                                       transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax
                                                       identification number and Minimum balances

        9.           Pending Legal                  NOT APPLICABLE
                     Proceedings

                               Cross Reference - Page 3

                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and            INVESTMENT ADVISER
                    Other Services                     DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other
                                                            Information

       17.          Brokerage Allocation and           PORTFOLIO TRANSACTIONS--Brokerage commissions
                    Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                               Cross Reference - Page 4



                            SCUDDER INVESTMENT TRUST
                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                       INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer
                                                       agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                        Dividends and capital gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                       Information Line, Dividend reinvestment plan, T.D.D.
                                                       service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third party
                                                       transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax
                                                       identification number, Minimum balances

        9.           Pending Legal                  NOT APPLICABLE
                     Proceedings

                               Cross Reference - Page 5


                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other
                                                            Information

       17.          Brokerage Allocation and           PORTFOLIO TRANSACTIONS--Brokerage, Portfolio
                    Other Practices                         Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                               Cross Reference - Page 6


                            SCUDDER INVESTMENT TRUST
                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                       INVESTMENTS
                                                    FUND AND PORTFOLIO ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND AND PORTFOLIO ORGANIZATION--Investment
                                                       adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS OF THE FUND
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion          NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                        Dividends and capital gains distributions
                                                    FUND AND PORTFOLIO ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                       Information Line, Dividend reinvestment plan, T.D.D.
                                                       service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND AND PORTFOLIO ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third party
                                                       transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax
                                                       identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE


                               Cross Reference - Page 7


                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER AND ADMINISTRATOR
                                                       INVESTMENT MANAGER AND ADMINISTRATOR
                                                       TRUSTEES AND OFFICERS OF THE FUND
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS OF THE FUND
                    Holders of Securities

       16.          Investment Advisory and            INVESTMENT ADVISER AND ADMINISTRATOR
                    Other Services                     INVESTMENT MANAGER AND ADMINISTRATOR
                                                       DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other
                                                            Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio
                    Practices                               Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                               Cross Reference - Page 8

This prospectus sets forth concisely the information about Scudder S&P 500 Index Fund that a prospective investor should know before investing. Please retain it for future reference. The Fund is a series of Scudder Investment Trust, an open-end management investment company.

If you require more detailed information, a Statement of Additional Information dated August 29, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SCUDDER S&P 500 INDEX FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE EQUITY 500 INDEX PORTFOLIO, WHICH IS A SEPARATE MUTUAL FUND WITH AN IDENTICAL INVESTMENT OBJECTIVE ADVISED BY BANKERS TRUST COMPANY. THE INVESTMENT PERFORMANCE OF THE FUND WILL CORRESPOND DIRECTLY TO THE INVESTMENT PERFORMANCE OF THE PORTFOLIO.

Scudder
S&P 500 Index
Fund

Prospectus
August 29, 1997

A pure no-load(TM) (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder S&P 500 Index Fund (the "Fund") and the Equity 500 Index Portfolio (the "Portfolio"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you. The Fund's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the investable assets of the Fund were invested directly in the types of securities being held by the Portfolio.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)      NONE
     Commissions to reinvest dividends                      NONE
     Redemption fees                                        NONE*
     Fees to exchange shares                                NONE

2) Annual Fund operating expenses: Estimated expenses paid by the Fund and the Portfolio before the Fund distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period.

     Investment management fee (after waiver)               0.07%**
     12b-1 fees                                              NONE
     Other expenses (after reimbursements)                  0.33%**
                                                            -----
     Total Fund operating expenses (after waiver
     and reimbursements)                                    0.40%**
                                                            =====

Example

Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

             1 Year                      3 Years
             ------                      -------
               $4                          $13

See "Fund and Portfolio organization" for further information about the expenses of the Fund and the Portfolio. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until May 1, 1998, the Manager of the Fund has agreed to reimburse other expenses to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.40% of average daily net assets. In addition, the Adviser of the Portfolio has agreed to waive a portion of its management fee and reimburse expenses to the extent necessary so that the total annualized expenses of the Portfolio do not exceed 0.08% of the Portfolio's average daily net assets. If the Manager and the Adviser each had not agreed to reimburse expenses and to waive a portion of its management fee, respectively, it is estimated that the annualized Fund expenses would be: investment management fee 0.10%, other expenses 1.78%, and total operating expenses 1.88% for the initial fiscal period.

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $125 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                                /s/Daniel Pierce

Scudder S&P 500 Index Fund

Investment objective

o investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500")

Investment characteristics

o opportunity to conveniently achieve participation in a broadly-diversified portfolio of S&P 500 companies

o    a low cost, "passive" approach to U.S. stock market investing

o    a pure no-load(TM) fund--no sales charges or 12b-1 fees

Contents


Investment objective and policies                      4
About the S&P 500                                      6
Why invest in the Fund?                                7
Additional information about policies
   and investments                                     7
Distribution and performance information              12
Fund and Portfolio organization                       12
Transaction information                               15
Shareholder benefits                                  19
Purchases                                             21
Exchanges and redemptions                             22
Trustees and Officers of the Fund                     24
Investment products and services                      25
How to contact Scudder                                26

Investment objective and policies

Scudder S&P 500 Index Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the total return (the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Price Index (the "S&P 500" or the "Index")(1). The Fund, a diversified series of Scudder Investment Trust (the "Trust"), offers investors a convenient means of participating in the stock market as measured by the S&P 500, while relieving them of the administrative burdens typically associated with purchasing and holding these instruments directly.

Instead of investing directly in a portfolio of securities, the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), which has the same investment objective as the Fund. Bankers Trust Company ("Bankers Trust" or the "Adviser"), acts as investment adviser to the Portfolio. Scudder, Stevens & Clark, Inc. ("Scudder" or the "Manager") is the investment manager to the Fund and, as such, monitors the Fund's investments in the Portfolio.

Except as otherwise indicated, the investment objective and policies of the Fund and the Portfolio are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the common objective of the Fund and the Portfolio will be met.

Equity 500 Index Portfolio

The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Portfolio, utilizing a "passive" or "indexing" investment approach, attempts to duplicate, before expenses, the overall performance of the S&P 500.

Under normal market conditions, when the Portfolio's assets are above $10 million, the Portfolio will invest at least 80% of its assets in common stocks of companies that comprise the S&P 500. As of December 31, 1996 the assets of the Portfolio were in excess of $1.2 billion. In seeking to duplicate the performance of the S&P 500, the Adviser will attempt, over time, to allocate the Portfolio's portfolio of investments among common stocks in approximately the same weightings as the S&P 500, beginning with the heaviest-weighted stocks that make up a larger portion of the Index's value. Over the long term, the Adviser seeks a correlation between the performance of the Portfolio, before expenses, and that of the S&P 500 of 0.98 or better (0.95 or better if Portfolio asset levels significantly decline). A figure of 1.00 would indicate perfect correlation. In the unlikely event that the targeted correlation is not achieved, the Portfolio's Board of Trustees will consider alternative structures.

The Adviser utilizes a two-stage sampling approach in managing the Portfolio.

In stage one, which encompasses large capitalization stocks defined as those securities which represent 0.10% or more of the Index, the Adviser maintains the stock holdings at or very near their benchmark weights. In stage two, the remaining stocks are analyzed and selected based on risk characteristics and


(1) "Standard & Poor's (registered trademark)," "S&P (registered trademark)," "Standard & Poor's 500," "S&P 500 (registered trademark)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Scudder, Stevens & Clark.

industry weights in order to match the sector and risk characteristics of the smaller companies in the S&P 500. This two-tiered approach helps to maximize portfolio liquidity while minimizing transactions and holding costs.

Thus, the Adviser generally will seek to match the composition of the S&P 500, but usually will not invest the Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently from the S&P 500, particularly if the Portfolio's asset size is relatively small. When the Portfolio's asset size is larger, the Adviser expects to purchase more of the stocks in the S&P 500 and to match the relative weighting of the S&P 500 more closely, and anticipates that the Portfolio will be able to mirror, before expenses, the performance of the S&P 500 with little variance at asset levels of $10 million or more. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.

Under normal conditions, the Adviser will attempt to invest as much of the Portfolio's assets as is practical in common stocks included in the S&P 500. However, the Portfolio may maintain up to 20% of its assets in short-term debt securities and money market instruments hedged with stock index futures and options to meet redemption requests or to facilitate the investment in common stocks.

When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into stock index futures or options to attempt to increase its exposure to the stock market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

The Adviser will choose among futures and options strategies based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, the Adviser will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If the Adviser judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risk if it could not close out its futures or options positions because of an illiquid secondary market. A description of the futures and options that the Portfolio may use and some of their associated risks is found under "Risk Factors."

The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 calendar days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes. Short-term instruments consist of: (1) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of the Adviser; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

The ability of the Fund and the Portfolio to meet their investment objective depends to some extent on the cash flow experienced by the Fund and by the other investors in the Portfolio, since investments and redemptions by shareholders of the Fund will generally require the Portfolio to purchase or sell securities. The Adviser will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500. The S&P 500 is a hypothetical number which does not take into account brokerage commissions and other costs of investing, unlike the Portfolio which must bear these costs. Finally, since the Portfolio seeks to track the S&P 500, the Adviser generally will not attempt to judge the merits of any particular stock as an investment.

About the S&P 500

The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange Inc. Through a broadly-diversified portfolio consisting of S&P 500 companies, the Fund's performance is expected to track the overall performance of the U.S. stock market, as characterized by the S&P 500. The Adviser believes that the performance of the S&P 500 is representative of the performance of publicly traded United States common stocks in general. Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.


Neither the Fund nor the Portfolio is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Fund or the Portfolio is the licensing of certain trademarks and trade names of S&P and the S&P 500, which is determined, composed and calculated by S&P without regard to the Fund or the Portfolio. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, shareowners of the Fund or the Portfolio, or any other person or entity from the use of the S&P 500 or any data included therein. S&P hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.

Why invest in the Fund?

The Fund offers investors a low cost, easy way to participate in a broad array of U.S. exchange traded common stocks, including those of well established "blue chip" companies. The Fund, through the Portfolio, follows a "passive" investment approach, attempting to simply match -- not outperform -- the total return, before expenses, of the S&P 500 Index, a commonly accepted benchmark of U.S. stock market performance. The Fund should have lower operating expenses than many "actively-managed" funds and lower average portfolio turnover as well, helping control transaction costs and the need for capital gains distributions. While generally considered a conservative investment, the Fund does entail stock market risk. As such, it should be considered only as a long-term investment and only part of a well-balanced personal portfolio. The Fund's share price and returns will fluctuate -- up and down -- with changes in levels of the U.S. stock market, which, in turn, is influenced by economic and other factors. The stock market can rise or fall sharply over a short period, although its returns have bested the U.S. inflation rate over time.

Additional information about policies and investments

Investment restrictions

The Portfolio and the Fund have each adopted certain fundamental policies which may not be changed without a vote of shareholders.

The Portfolio and the Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the S&P 500 should concentrate to an extent greater than this amount, the Portfolio's ability to achieve its investment objective may be impaired. As a diversified fund, no more than 5% of the assets of the Portfolio and the Fund may be invested in the securities of any one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's and the Fund's assets may be invested without regard to this limitation.

The Portfolio and the Fund also comply with the following restriction which is deemed to be nonfundamental. No more than 15% of the Portfolio's and the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven days.)

A complete description of these and other policies and restrictions of the Portfolio and the Fund is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Portfolio may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Portfolio acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Securities lending

The Portfolio may lend up to 30% of the total value of its portfolio securities. Loans of portfolio securities will be secured continuously by cash or equivalent collateral or by a letter of credit maintained at all times in an amount at least equal to the market value of the loaned securities plus accrued income. The Portfolio will earn any interest or dividends paid on the loaned securities.

When-issued and delayed delivery securities

The Portfolio may purchase securities on a when-issued or delayed delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Portfolio.

Investment company securities

Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), that is, the Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. The Portfolio may be permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Portfolio in shares of other investment companies would be subject to such duplicate expenses.

Derivatives

The Portfolio may invest in stock index futures and options thereon which are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Adviser will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio.

Options on stock indices

The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Futures contracts on stock indices

The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities

("Futures Contracts"). This investment technique is designed only to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Options on futures contracts

The Portfolio may invest in options on such Futures Contracts for similar purposes.

Asset coverage

The Portfolio will cover the Portfolio's transactions in futures and related options, as well as in when-issued and delayed delivery, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid assets with the Portfolio's Custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Portfolio turnover

The frequency of portfolio transactions, the Portfolio's turnover rate, will vary from year to year depending on market conditions and the Portfolio's cash flows. The Portfolio's annual turnover rate is not expected to exceed 100%. The Portfolio's turnover rates for the years ended December 31, 1996 and 1995 were 15% and 6%, respectively.

Risk factors

Stock volatility. The stock market can rise and fall--sometimes quite dramatically over a short period of time. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Repurchase agreements. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays and costs in recovering either its cash or selling the securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss.

Securities lending. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other financial organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, includes delays in recovery and possible loss of rights in the securities lent should the borrower fail financially.

When-issued and delayed delivery securities. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates with the Custodian liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Options on stock indices. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures contracts on stock indices. Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contracts and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract or options thereon if immediately thereafter its margin deposits on its outstanding Futures Contracts and its premium paid on outstanding options thereon would exceed 5% of the market value of the Portfolio's total assets.

Illiquid and restricted securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

Derivatives. Derivative contracts have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivatives would reduce net asset value, and possibly income, and such losses can be greater than if the derivatives had not been utilized. The various derivatives that the Portfolio may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Special Information Concerning the Master-feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio under the same terms and conditions as the Fund, and will also pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in and possible assessment of sales commissions. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Information regarding other investors in the Portfolio is available from Bankers Trust at 1-800-368-4031.

Smaller funds or investors investing in the Portfolio may be materially affected by the actions of larger funds or investors investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally-structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds or investors with a greater pro-rata ownership in the Portfolio could have effective voting control over the operation of the Portfolio.

Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund's shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution). If securities are distributed, the Fund generally would incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interest of the shareholders of the Fund to do so. Upon any such withdrawal, Scudder would become responsible for directly managing the assets of the Fund. In addition, the Board of Trustees of the Trust may consider other actions that might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund.

Operating expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Scudder or the Adviser, including fees for necessary professional services, fees for administrative services performed by the Manager, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations.

The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Adviser, including investment advisory and administrative and service fees, fees for necessary professional services, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute any dividends from its net investment income quarterly in April, July, October and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made at a later date, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund and Portfolio organization

Scudder S&P 500 Index Fund is a diversified series of Scudder Investment Trust, an open-end management investment company registered under the 1940 Act. The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September, 1984, and on December 31, 1984, assumed the business of its predecessor, which was organized as a Massachusetts corporation in May, 1929.

The Portfolio, in which substantially all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The

Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Fund nor its shareholders will in the ordinary course be adversely affected by reason of the Fund's investing in the Portfolio.

The Fund's activities are supervised by the Trust's Board of Trustees, while the activities of the Portfolio are subject to the supervision of its Board of Trustees. No Trustee of the Trust also serves as a Trustee of the Portfolio. Shareholders of the Fund have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment Manager and Administrator
for the Fund

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, as investment manager to the Fund pursuant to an investment management agreement dated August 29, 1997, to monitor the Fund's investments in the Portfolio subject to the authority of and supervision by the Trust's Board of Trustees. Under an Administrative Services Agreement, the Manager provides shareholder services, administration and distribution assistance. The Manager receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. Until May 1, 1998, the Manager has agreed to reimburse expenses to the extent necessary so that total annualized expenses of the Fund do not exceed 0.40% of average daily net assets.

Currently, Scudder monitors the Fund's investments in the Portfolio but does not actively participate in the investment process for the Fund. However, in the event the Board of Trustees determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay Scudder an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.

Investment Adviser and Administrator
for the Portfolio

The Portfolio has retained the services of Bankers Trust Company as investment adviser.

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Avenue, New York, New York 10016, is a wholly owned subsidiary of Bankers Trust New York Corporation. The Adviser is a worldwide merchant bank that conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets.

The Adviser is dedicated to servicing the needs of corporations, governments, financial institutions and private clients. Investment management is a core business of the Adviser, built on a tradition of excellence from its roots as a trust bank founded in 1903. The Adviser is one of the nation's largest and most experienced investment managers, with approximately $227 billion in assets under management globally. Of that total, approximately $92 billion are in U.S. equity index assets. This makes the Adviser one of the nation's leading managers of index funds.

The Adviser has been advised by its counsel that, in counsel's opinion, the Adviser currently may perform the services for the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws.

The Adviser, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio, and employs professional investment managers and securities analysts who provide research services to the Portfolio. The Adviser may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by the Adviser with broker-dealers and other financial intermediaries that it selects, including those affiliated with the Adviser. A Bankers Trust Company affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if the Adviser believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which the Adviser or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of the Adviser.

Under its Investment Advisory Agreement, the Adviser receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Portfolio.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust generally assists the Board of Trustees in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the rate of 0.05% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of Edgewood Services, Inc., at Bankers Trust's expense.

The Adviser has agreed to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit expenses to 0.08% of the average daily net assets of the Portfolio.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of Scudder, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of Scudder, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Accounting agent

Under an Investment Accounting Agreement with the Fund, Bankers Trust (or its agent), is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund. Under the Administration and Services Agreement with the Portfolio described above, Bankers Trust calculates the value of the assets of the Portfolio.

Custodian

Bankers Trust Company serves as custodian of the Portfolio's assets and State Street Bank and Trust Company serves as custodian of the Fund's assets.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order.

Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other Funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.
For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Bankers Trust determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

Shareholder benefits

Experienced professional management

Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Mr. Frank Salerno, Managing Director of the Adviser, is responsible for the day-to-day management of the Portfolio. Mr. Salerno has been employed at Bankers Trust Company since 1981 and has managed the Portfolio's assets since the Portfolio commenced operations in December 1992.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.


 Make checks         o   By Mail             Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name,
 to Scudder Funds."                          the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.


                     o   In Person           Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                     o   By Telephone        Please see Transaction information--Purchasing shares-- By
                                             QuickBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call
                        ($50 minimum)        1-800-225-5163 for more information and an enrollment form.

                                       21

Exchanges and redemptions

Exchanging         Minimum investments:         $2,500 to establish a new account;
shares                                          $100 to exchange among existing accounts


                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically. Call  1-800-225-5163
                     Withdrawal       for more information and an enrollment form.
                     Plan


                                       22

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of Scudder) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers of the Fund

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
    Trustee

Jean C. Tempel
    Trustee; General Partner, TL Ventures

Bruce F. Beaty*
    Vice President

William F. Gadsden
    Vice President

Jerard K. Hartman*
    Vice President

Robert T. Hoffman*
    Vice President

Thomas W. Joseph*
    Vice President

David S. Lee*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

* Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*        Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA
         02061--Member NASD/SIPC.

                           SCUDDER S&P 500 INDEX FUND


                A Pure No-Load(TM) (No Sales Charges) Mutual Fund
                   seeking to provide investment results that,
               before expenses, correspond to the total return of
               common stocks publicly traded in the United States,
                   as represented by the Standard & Poor's 500
                           Composite Stock Price Index



--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 29, 1997



--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Scudder S&P 500 Index Fund dated August 29, 1997, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                       TABLE OF CONTENTS
                                                                                                                    Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         General Investment Objective and Policies....................................................................1
         Investments and Investment Techniques........................................................................1
         Rating Services..............................................................................................4
         Investment Restrictions......................................................................................4
         Other Investment Policies....................................................................................5

PURCHASES.............................................................................................................8
         Additional Information About Opening An Account..............................................................8
         Additional Information About Making Subsequent Investments...................................................8
         Additional Information About Making Subsequent Investments by QuickBuy.......................................8
         Checks.......................................................................................................9
         Wire Transfer of Federal Funds...............................................................................9
         Share Price..................................................................................................9
         Share Certificates..........................................................................................10
         Other Information...........................................................................................10

EXCHANGES AND REDEMPTIONS............................................................................................10
         Exchanges...................................................................................................10
         Redemption by Telephone.....................................................................................11
         Redemption by QuickSell.....................................................................................12
         Redemption by Mail or Fax...................................................................................12
         Other Information...........................................................................................12

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................13
         The Pure No-Load(TM) Concept...................................................................................13
         Internet access.............................................................................................14
         Dividends and Capital Gain Distribution Options.............................................................15
         Diversification.............................................................................................15
         Scudder Investor Centers....................................................................................15
         Reports to Shareholders.....................................................................................15
         Transaction Summaries.......................................................................................16

THE SCUDDER FAMILY OF FUNDS..........................................................................................16

SPECIAL PLAN ACCOUNTS................................................................................................20
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans
              for Corporations and Self-Employed Individuals.........................................................20
         Scudder 401(k):  Cash or Deferred Profit-Sharing Plan for Corporations and
              Self-Employed Individuals..............................................................................21
         Scudder IRA:  Individual Retirement Account.................................................................21
         Scudder 403(b) Plan.........................................................................................22
         Automatic Withdrawal Plan...................................................................................22
         Group or Salary Deduction Plan..............................................................................22
         Automatic Investment Plan...................................................................................23
         Uniform Transfers/Gifts to Minors Act.......................................................................23

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................23

PERFORMANCE INFORMATION..............................................................................................23
         Average Annual Total Return.................................................................................24
         Cumulative Total Return.....................................................................................24
         Total Return................................................................................................24
         Capital Change..............................................................................................24
         Comparison of Fund Performance..............................................................................24


                                       i

                                  TABLE OF CONTENTS (continued)

                                                                                                                  Page


FUND ORGANIZATION....................................................................................................28

INVESTMENT MANAGER AND ADMINISTRATOR OF THE FUND.....................................................................29
         Personal Investments by Employees of Scudder................................................................30

INVESTMENT ADVISER AND ADMINISTRATOR OF THE PORTFOLIO................................................................30
         Banking Regulatory Matters..................................................................................31
         Administrator...............................................................................................31
         Personal Investments by Employees of Bankers Trust..........................................................32

TRUSTEES AND OFFICERS OF THE FUND....................................................................................32
REMUNERATION.........................................................................................................34
         Responsibilities of the Board--Board and Committee Meetings..................................................34
         Compensation of Officers and Trustees of the Fund...........................................................34

TRUSTEES AND OFFICERS OF THE PORTFOLIO...............................................................................35
REMUNERATION.........................................................................................................36
         Control Persons and Principal Holders of Securities.........................................................36
         Compensation of Officers and Trustees of the Portfolio......................................................37

DISTRIBUTOR..........................................................................................................37

TAXES................................................................................................................38

PORTFOLIO TRANSACTIONS...............................................................................................41
         Brokerage Allocation And Other Practices....................................................................41
         Portfolio Turnover..........................................................................................42

NET ASSET VALUE......................................................................................................42

ADDITIONAL INFORMATION...............................................................................................44
         Experts.....................................................................................................44
         Shareholder Indemnification.................................................................................44
         Other Information...........................................................................................44

FINANCIAL STATEMENTS.................................................................................................45

APPENDIX A

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

            (See "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.)

         Scudder S&P 500 Index Fund (the "Fund"), a series of Scudder Investment Trust (the "Trust"), is a pure no-load(TM), diversified, open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies

         The Fund's investment objective is to seek to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing substantially all of the investable assets of the Fund in an open-end management investment company having the same investment objective as the Fund. The investment company in which the Fund invests is the Equity 500 Index Portfolio (the "Portfolio") advised by Bankers Trust Company ("Bankers Trust" or the "Adviser"). The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation ("Scudder" or the "Manager") as investment manager to the Fund pursuant to an investment management agreement dated August 29, 1997, to monitor the Fund's investments in the Portfolio subject to the authority of and supervision by the Trust's Board of Trustees.

         Since  the  investment  characteristics  of the  Fund  will  correspond directly with those of the Portfolio in which the Fund invests all of its investable assets, the following includes a discussion of the various investments of and techniques employed by the Portfolio.

Investments and Investment Techniques

Certificates Of Deposit And Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         For a description of commercial paper ratings, see Appendix A.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Lending Of Portfolio Securities. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, as the Portfolio's investment adviser, Edgewood Services, Inc. ("Edgewood") or their affiliates. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the voting rights of the securities.


Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange.

         At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of the Index is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of a decrease in the Index which would adversely affect the value of the securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options On Index Futures Contracts. The Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance with respect to the Index.

         The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities in the Index. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities in the Index. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lower securities values.

         The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The Board of Trustees of the Portfolio has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.


Options On Securities Indexes. The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Portfolio.

         By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

         The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

         When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

         The Portfolio may purchase call and put options on the Index. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         The Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index ("protective puts"). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

         The Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Portfolio's activities in index options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

         The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Rating Services

         The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Fund's prospectus is set forth in Appendix A.


Investment Restrictions

         Certain investment restrictions of the Fund and the Portfolio have been adopted as fundamental policies of the Fund or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A majority of the outstanding voting securities of the Fund or Portfolio which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund.

         As a matter of fundamental policy, the Fund and the Portfolio may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):


         1. borrow money or mortgage or hypothecate assets of the Fund (Portfolio), except that in an amount not to exceed 1/3 of the current value of the Fund's (Portfolio's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Fund (Portfolio) may not engage in dollar roll transactions);

         2. underwrite securities issued by other persons except insofar as the Fund (Portfolio) may technically be deemed an underwriter under the 1933 Act, in selling a portfolio security;


         3. make loans to other persons except: (a) through the lending of the Fund's (Portfolio's) portfolio securities and provided that any such loans not exceed 30% of the Fund's (Portfolio's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         4. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund (Portfolio) may hold and sell, for the Fund's (Portfolio's) portfolio, real estate acquired as a result of the Fund's (Portfolio's) ownership of securities);

         5. concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's (Portfolio's) investment objective, up to 25% of its total assets may be invested in any one industry;

         6.       issue any senior security (as that term is defined in the 1940
                  Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and


         7. with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government Securities) of any one issuer.


Other Investment Policies

         The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, the Fund and the Portfolio may not:

         1. borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's (Portfolio's) assets (taken at cost) except that the Fund (Portfolio) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

         2. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         3. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         4. sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         5.       invest for the purpose of exercising control or management;

         6. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (Portfolio) if such purchase at the time thereof would cause
                  (a) more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (Portfolio), unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Fund (Portfolio) shall not invest in any other open-end investment company unless the Fund (Portfolio) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy the Fund (Portfolio) will not invest in another open-end registered investment company);

         7. invest more than 15% of the Fund's (Portfolio's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable, not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's (Portfolio's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's (Portfolio's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

         8. invest more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's (Portfolio's) Board of Trustees);

         9. no more than 5% of the Fund's (Portfolio's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

        10. with respect to 75% of the Fund's (Portfolio's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund (Portfolio) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

         11. purchase or retain in the Fund's (Portfolio's) portfolio securities any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund (Portfolio), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Fund (Portfolio) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

        12. invest more than 5% of the Fund's (Portfolio's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund (Portfolio) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's (Portfolio's) net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange;

         13. make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's (Portfolio's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Fund (Portfolio) has no current intention to engage in short selling);

         14. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund (Portfolio) and the option is issued by the Options Clearing Corporation, except for put and call options issued by
                  non-U.S.   entities  or  listed  on  non-U.S.   securities  or
                  commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's (Portfolio's) net assets; (c) the securities subject to the exercise of the call written by the Fund (Portfolio) must be owned by the Fund (Portfolio) at the time the call is sold and must continue to be owned by the Fund (Portfolio) until the call has been exercised, has lapsed, or the Fund (Portfolio) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's (Portfolio's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund (Portfolio) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund (Portfolio) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund (Portfolio) has purchased a closing put, which is a put of the same series as the one previously written); and

         15. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's (Portfolio's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's (Portfolio's) total assets.

                                    PURCHASES

                 (See "Purchases" and "Transaction information"
                           in the Fund's prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with Scudder or its affiliates and members of their immediate families, officers and employees of Scudder or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Taxpayer Identification Number, clients having a regular investment counsel account with Scudder or its affiliates and members of their immediate families, officers and employees of Scudder or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders). Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the custodian, Banker's Trust, of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

         The offering price for shares of the Fund is equal to the current net asset value ("NAV") per share. The NAV per share of the Fund is calculated by adding the value of the Fund's assets (i.e., the value of its investments in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding.

         The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. (New York time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees of the Trust and the Distributor of the Fund each has the right to limit the amount of purchases by and to refuse to sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                    information" in the Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Exchanging and redeeming shares--Signature guarantees" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. (See "Special Redemption and Exchange Information." An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests after 4 p.m. eastern time will begin their processing the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (see "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.

         Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per account charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act").

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

--------------------------------------------------------------------------------------------------------------------
                                Scudder                                                         No-Load Fund with
         YEARS            Pure No-Load(TM)       8.50% Load Fund     Load Fund with 0.75%          0.25% 12b-1
                                Fund                                       12b-1 Fee                  Fee
--------------------------------------------------------------------------------------------------------------------
          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                      41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                      67,275                 61,557                 58,672                 64,282
--------------------------------------------------------------------------------------------------------------------


         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your  investment  represents  an  interest  in  a  large,   diversified
portfolio of securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Prospectus.

Reports to Shareholders

         The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

                     (See "Investment products and services"
                          in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET


         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular


-----------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         federal income tax. There can be no assurance that the stable net asset value will be maintained.


TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.


         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.


         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.


         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


U.S. INCOME


         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principle stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.


-----------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.


         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.


ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.


         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder Funds.


U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds.


                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                        Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and individual retirement accounts ("IRAs") other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------

         Starting                                      Annual Rate of Return
           Age of            ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------

        Starting                                         Annual Rate of Return
         Age of              ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

            (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses quarterly each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

         Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
               information--Performance information" in the Fund's
                                  prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year and the life of the Fund, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                       T = (ERV/P)1/n - 1
         Where:

                   P        =       a hypothetical initial investment of $1,000
                   T        =       Average Annual Total Return
                   n        =       number of years
                   ERV      =       ending  redeemable value:  ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                         C = (ERV/P) -1
         Where:

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending  redeemable value:  ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Capital Change

         Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

         Quotations of the Fund's performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

        (See "Fund and Portfolio organization" in the Fund's prospectus.)

         The Fund is a series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed on May 15, 1991 from Scudder Growth and Income Fund.

         On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to other series.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes nor of changing the method of distribution of shares of the Fund.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                        INVESTMENT MANAGER AND ADMINISTRATOR OF THE FUND

        (See "Fund and Portfolio organization" in the Fund's prospectus.)


         Scudder, Stevens & Clark, Inc., an investment counsel firm, monitors the Fund's investments in the Portfolio. Scudder is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.


         Scudder has entered into an agreement with The Zurich Group ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.


         Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc. (described below), will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.

         The principal source of Scudder's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         Scudder also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


          Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         Scudder maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, Scudder utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of Scudder, but conclusions are based primarily on investigations and critical analyses by Scudder's own research specialists.


         As described above, the Fund retains the investment management firm of Scudder as investment manager to the Fund, pursuant to an investment management agreement (the "Agreement") dated August 29, 1997, to monitor the Fund's investments in the Portfolio, subject to the authority of and supervision by the Trust's Board of Trustees. The Agreement was approved by the Board of Trustees on August 12, 1997 and by the initial shareholder meeting August 27, 1997. The Agreement will remain in force and effect until September 30, 1998, and continue in force from year to year thereafter, but only so long as such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Fund. The aforesaid requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder and any applicable SEC exemptive order therefrom.

         The Agreement may be terminated with respect to the Fund at any time, without the payment of any penalty, by the vote of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees on 60 days' written notice to you, or by you on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

         Scudder receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay Scudder an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.


         Under an Administrative Services Agreement dated August 29, 1997, Scudder provides shareholder and administration services to the Fund. Scudder receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly.

Personal Investments by Employees of Scudder

     Employees of Scudder, the Manager, are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Manager's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

              INVESTMENT ADVISER AND ADMINISTRATOR OF THE PORTFOLIO

        (See "Fund and Portfolio organization" in the Fund's prospectus.)


         Under the terms of the Portfolio's investment advisory agreement with the Adviser (the "Advisory Agreement"), the Adviser manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. The Adviser will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies;
(iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

         The Adviser is a wholly-owned subsidiary of Bankers Trust New York Corporation.

         The Adviser bears all expenses in connection with the performance of services under the Advisory Agreement. The BT Investment Trust (the "BT Trust") and the Portfolio each bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the BT Trust or the Portfolio who are not officers, directors or employees of the Adviser, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the BT Trust or the Portfolio; and any extraordinary expenses.

         The Adviser may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Adviser or any such affiliate.

         Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Portfolio. The Adviser has agreed to waive and reimburse expenses of the Portfolio to the extent necessary to limit all expenses to 0.08% of the average daily net assets of the Portfolio.

         For the fiscal years ended December 31, 1996, 1995 and 1994, the Adviser accrued $1,505,963, $770,530 and $428,346, respectively, in compensation for investment advisory services provided to the Portfolio. During the same period, Bankers Trust reimbursed $870,024, $418,814 and $249,230, respectively, to the Portfolio to cover expenses.

Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio contemplated by the investment advisory agreement and other activities for the Fund and the Portfolio described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees of the Trust and the Portfolio would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.


Administrator

         Under administration and services agreements, the Adviser is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. The Adviser will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in The Adviser's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs of the Portfolio, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to a Sub-Administration Agreement (the "Sub-Administration Agreement"), Federated Service Company ("FSC") performs such sub-administration duties for the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

         For the years ended December 31, 1996, 1995 and 1994, the Adviser accrued $752,981, $385,265 and $214,173, respectively, in compensation for administrative and other services provided to the Portfolio.


Personal Investments by Employees of Bankers Trust

     Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Portfolio and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Portfolio's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Portfolio; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees of the Portfolio and could result in severe penalties.

                                TRUSTEES AND OFFICERS OF THE FUND

                                                                                      Position with Underwriter, Scudder
Name, Age and Address             Position with Fund     Principal Occupation**       Investor Services, Inc.
---------------------             ------------------     ----------------------       -----------------------
Daniel Pierce+*= (63)             President and Trustee  Chairman of the Board and    Director, Vice President and
                                                         Managing Director            Assistant Treasurer
                                                         of Scudder, Stevens &
                                                         Clark, Inc.

Henry P. Becton, Jr. (53)         Trustee                President and General          --
125 Western Avenue                                       Manager, WGBH Educational
Allston, MA 02134                                        Foundation

George M. Lovejoy, Jr.= (67)      Trustee                President and Former           --
160 Federal Street                                       Director, Fifty Associates
Boston, MA 02110                                         (real estate corporation)

Wesley W. Marple, Jr.= (65)       Trustee                Professor of Business          --
413 Hayden Hall                                          Administration
360 Huntington Ave. Boston, MA                           Northeastern University,
02115                                                    College of Business
                                                         Administration

Kathryn L. Quirk*# (44)           Trustee                Managing Director of         Director, Senior Vice President
                                                         Scudder, Stevens &           and Clerk
                                                         Clark, Inc.

                                       32

                                                                                      Position with Underwriter, Scudder
Name, Age and Address             Position with Fund     Principal Occupation**       Investor Services, Inc.
---------------------             ------------------     ----------------------       -----------------------

Jean C. Tempel (54)               Trustee                General Partner, TL             --
Ten Post Office Square                                   Ventures (venture capital
Suite 1325                                               funds)
Boston, MA 02109

Bruce F. Beaty# (38)              Vice President         Principal of Scudder,          --
                                                         Stevens & Clark, Inc.

William F. Gadsden*# (42)         Vice President         Managing Director of           --
                                                         Scudder, Stevens &
                                                         Clark, Inc.

Jerard K. Hartman# (64)           Vice President         Managing Director of           --
                                                         Scudder, Stevens &
                                                         Clark, Inc.

Robert T. Hoffman# (38)           Vice President         Managing Director of           --
                                                         Scudder, Stevens &
                                                         Clark, Inc.

Thomas W. Joseph+ (58)            Vice President         Principal of Scudder,        Director, Vice President,
                                                         Stevens & Clark, Inc.        Treasurer and Assistant Clerk

David S. Lee+ (63)                Vice President         Managing Director of         Director, President and Assistant
                                                         Scudder, Stevens &           Treasurer
                                                         Clark, Inc.

Valerie F. Malter# (38)           Vice President         Principal of Scudder,           __
                                                         Stevens & Clark, Inc.

Thomas F. McDonough+ (50)         Vice President,        Principal of Scudder,        Assistant Clerk
                                  Secretary and          Stevens & Clark, Inc.
                                  Assistant Treasurer

Pamela A. McGrath+ (43)           Vice President         Managing Director of           --
                                  and Treasurer          Scudder, Stevens & Clark,
                                                          Inc.

Edward J. O'Connell# (52)         Vice President         Principal of Scudder,        Assistant Treasurer
                                  and Assistant          Stevens & Clark, Inc.
                                  Treasurer


* Messrs. Gadsden, Pierce and Ms. Quirk are considered by the Fund and its counsel to be persons who are "interested persons" of Scudder or of the Fund (within the meaning of the 1940 Act).
** Unless otherwise stated, all the officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lovejoy and Pierce and Marple are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+        Address: Two International Place, Boston, Massachusetts
#        Address: 345 Park Avenue, New York, New York

         The Trustees and officers of the Fund also serve in similar capacities with other Scudder funds.

         All Trustees and Officers as a group owned less than 1% of the Fund's outstanding shares as of the commencement of operations.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees of the Trust is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund of the Trust and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to Scudder and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the quality and efficiency of the various other services provided, costs incurred by Scudder and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee of Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Trustees met fourteen times during 1996, including Board and Committee meetings and meetings to review the Trust's contractual arrangements as described above. The Scudder Growth and Income Fund, a series of the Trust, also held two Special Meetings in 1996.
All of the Independent Trustees attended 100% of all such meetings.

Compensation of Officers and Trustees of the Fund

         The Independent Trustees receive the following compensation from the Funds of Scudder Investment Trust: an annual trustee's fee of $2,400 for a Fund in which assets do not exceed $100 million, $4,800 for assets which exceed $100 million, but not exceeding $1 billion, and $7,200 if assets exceed $1 billion; a fee of $200 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust for the Fund and Scudder or any affiliate of Scudder; $100 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Trustees also serve in the same capacity for other funds managed by Scudder. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

                                       Scudder
             Name                 Investment Trust*         All Scudder Funds
             ----                 -----------------         -----------------

Henry P. Becton, Jr.                  $ 17,800              $ 91,012 (16 funds)
Trustee

George M. Lovejoy, Jr.                $ 19,300              $124,512 (13 funds)
Trustee

Wesley W. Marple, Jr.                 $ 19,300              $106,812 (16 funds)
Trustee

Jean C. Tempel                        $ 18,400              $102,895 (16 funds)
Trustee


* In 1996, Scudder Investment Trust consisted of three funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund and Scudder Classic Growth Fund. Scudder S&P 500 Index Fund commenced operations on August 29, 1997.

                             TRUSTEES AND OFFICERS OF THE PORTFOLIO

                                                                                               Position with
                                       Position with                                            Underwriter
Name, Age  and Address                   Portfolio            Principal Occupation        Edgewood Services, Inc.
---------  -----------                   ---------            --------------------        -----------------------
Charles P. Biggar (66)              Trustee               Director of Chase/NBW Bank                 -
12 Hitching Post Lane                                     Advisory Board; Director,
Chappaqua, NY   10514                                     Batemen, Eichler, Hill
                                                          Richards Inc.; formerly
                                                          Vice President of
                                                          International Business
                                                          Machines and President of
                                                          the National Services and
                                                          the Field Engineering
                                                          Divisions of IBM



S. Leland Dill (67)                 Trustee               Director, Coutts Group;                    -
5070 North Ocean Drive                                    Coutts (U.S.A.)
Singer Island, FL  33404                                  International; Coutts Trust
                                                          Holdings,         Ltd;
                                                          Director, Zweig Series
                                                          Trust;        formerly
                                                          Partner  of KPMG  Peat
                                                          Marwick;     Director,
                                                          Vinters  International
                                                          Company Inc.;  General
                                                          Partner  of Pemco  (an
                                                          investment     company
                                                          registered  under  the
                                                          1940 Act)

                                       35


                                                                                               Position with
                                       Position with                                            Underwriter
Name, Age  and Address                   Portfolio            Principal Occupation        Edgewood Services, Inc.
---------  -----------                   ---------            --------------------        -----------------------

Philip Saunders, Jr. (61)           Trustee               Principal, Philip Saunders                 -
445 Glen Road                                             Associates (Consulting);
Weston, MA  02193                                         former Director of
                                                          Financial     Industry
                                                          Consulting,   Wolf   &
                                                          Company;    President,
                                                          John    Hancock   Home
                                                          Mortgage  Corporation;
                                                          and    Senior     Vice
                                                          President  of Treasury
                                                          and          Financial
                                                          Services, John Hancock
                                                          Mutual Life  Insurance
                                                          Company, Inc.

Ronald M. Petnuch (37)              President and         Senior Vice President;                     -
Clearing Operations                 Treasurer             Federated Services Company
P.O. Box 897                                              ("FSC"); formerly, Director
Pittsburgh, PA  15230-0897                                of Proprietary Client
                                                          Services, Federated
                                                          Administrative Services
                                                          ("FAS"), and Associate
                                                          Corporate Counsel,
                                                          Federated Investors ("FI")

Charles L. Davis, Jr. (37)          Vice President and    Vice President, FAS.                       -
Clearing Operations                 Assistant Treasurer
P.O. Box 897
Pittsburgh, PA  15230-0897


Jay S. Neuman (47)                  Secretary             Corporate Counsel, FI.                     -
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

*Indicates an "interested person" (as defined in the 1940 Act) of the BT Institutional Funds.

Unless otherwise specified, each officer listed holds the same position with the BT Institutional Funds and the Portfolio.

Messrs. Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Edgewood or an affiliate serves as the principal underwriter.


                                  REMUNERATION

Control Persons and Principal Holders of Securities

         Each Bankers Trust Fund has informed the Portfolio that whenever it is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Bankers Trust Fund will hold a meeting of shareholders and will cast its votes as instructed by the Bankers Trust Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio will follow the same or a similar practice.

Compensation of Officers and Trustees of the Portfolio


The following table reflects fees paid to the Trustees of the Portfolio for the year ended December 31, 1996:


                      TRUSTEE COMPENSATION TABLE

                                 EQUITY 500 INDEX PORTFOLIO            Total Compensation
             NAME                                                      from Fund Complex*
             ----                                                      ------------------
Charles P. Biggar,                      $1,955                               $28,750
Trustee of Portfolio

S. Leland Dill,                         $2,015                               $28,750
Trustee of Portfolio

Philip Saunders, Jr.,                   $1,955                               $28,750
Trustee of Portfolio

Philip W. Coolidge,**                    $23                                  $1,250
Trustee of Portfolio


* Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short Intermediate U.S. Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset
Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

** Effective August 11, 1997, Philip W. Coolidge has resigned as Trustee of the Portfolio.


Bankers Trust reimbursed the Portfolio for a portion of their Trustee fees for the period above.

                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a subsidiary of Scudder, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 12, 1997.

         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

NOTE: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

          (See "Distribution and performance information--Dividends and capital gain distributions" and "Transaction information--
            Tax information, Tax identification number" in the Fund's
                                  prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that dividends from domestic corporations constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Portfolio's holding period for the option, and in the case of an exercise of a put option, on the Portfolio's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Portfolio's portfolio. If the Portfolio writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Portfolio is not a taxable transaction for the Portfolio.

         Many futures and forward contracts entered into by the Portfolio and all listed non-equity options written or purchased by the Portfolio (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Portfolio's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Portfolio's portfolio.

         Positions of the Portfolio which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Portfolio.

         Positions of the Portfolio which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Portfolio's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Portfolio intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

Tax Status. The Portfolio is organized as a trust under New York law. Under the anticipated method of operation of the Portfolio, the Portfolio will not be subject to any income tax. However each investor in the Portfolio, including the Fund, will be taxable on its share (as determined in accordance with the governing instruments of the Portfolio) of the Portfolio's income, gain, loss, deductions, credits and tax preference items, without regard to whether the investor has received any distributions from the Portfolio. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

         Distributions received by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution, (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

         The Portfolio's taxable year end is December 31. Although, as described above, the Portfolio will not be subject to Federal income tax, it will file appropriate income tax returns.

         It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

         There are certain tax issues that will be relevant to only certain of the investors, specifically investors that are segregated asset accounts and investors who contribute assets rather than cash to the Portfolio. It is intended that such segregated asset accounts will be able to satisfy diversification requirements applicable to them and that such contributions of assets will not be taxable provided certain requirements are met. Such investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Portfolio.

                             PORTFOLIO TRANSACTIONS

Brokerage Allocation And Other Practices

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by Bankers Trust with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio's Trustees may determine, the Adviser may consider sales of securities of shares of the Portfolio's investors as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to Bankers Trust's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to Bankers Trust by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to Bankers Trust in providing services to the Portfolio.

         In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio in concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


         For the fiscal years ended December 31, 1996, 1995 and 1994, the Portfolio paid brokerage commissions in the amount of $289,791, $172,924, and $97,069 respectively.


Portfolio Turnover

         The frequency of portfolio transactions, the Portfolio's turnover rate, will vary from year to year depending on market conditions and the Portfolio's cash flows. The Portfolio's annual turnover rate is not expected to exceed 100%. The Portfolio's turnover rates for the years ended December 31, 1996 and 1995 were 15% and 6%, respectively.

                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, (i.e., the value of investments in the Portfolio and other assets) less all liabilities, by the total number of shares outstanding.

         The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. (New York time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (1) the numerator of which is the value of such investor's investment in the Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (2) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. or the close of the NYSE on the following day the NYSE is open for trading.

         An exchange-traded equity security is valued by the Portfolio at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Portfolio's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION


Experts

         The Financial Statements of the Portfolio incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City , Missouri 64105, independent accountants, and given on the authority of that firm as experts in accounting and auditing.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         The name "Scudder Investment Trust" is a designation of the Trustees for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares of the Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


         Estimated costs of __________ incurred by the Fund in conjunction with its organization are amortized over a five year period beginning at the commencement of operations of the Fund.


         The Fund has a fiscal year end of December 31.

         The CUSIP number of the Fund is 811167402.

         Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105, has been selected as the Independent Accountants for the Fund and the Portfolio.

         State Street Bank and Trust Company serves as custodian to the Fund and Bankers Trust serves as Custodian for the Portfolio.

         The firm of Dechert Price & Rhoads is counsel to the Fund. The firm of Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, is counsel to the Portfolio.



         Bankers Trust (or its agent) computes net asset value for the Fund. The Fund pays Bankers Trust an annual fee of $10,000.


         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of Scudder, is the transfer and dividend paying agent for the Fund. The Fund pays SSC an annual fee for each account maintained for a participant.

         Scudder Trust Company ("STC"), a subsidiary of Scudder, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                      FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio of the Portfolio, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report of the Portfolio dated December 31, 1996 and are incorporated by reference in its entirety and are hereby deemed to be a part of this Statement of Additional Information.


         The Statement of Assets and Liabilities as of August 26, 1997, and the report of Independent Accountants for the Fund is included herein.

                                   APPENDIX A

Set forth below are descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"), which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.


S&P'S COMMERCIAL PAPER RATINGS

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

SCUDDER S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
August 26, 1997

Assets
  Cash........................................................            $1,200
  Deferred organization expense (Note)........................            13,000
                                                                 ---------------
  Total assets................................................            14,200
                                                                 ---------------
Liabilities
  Accrued liabilities (Note)..................................            13,000
                                                                 ---------------
  Total liabilities...........................................            13,000
                                                                 ---------------
Net Assets....................................................            $1,200
                                                                 ===============
Net Assets consist of:
  Shares of beneficial interest...............................                 1
  Additional paid-in capital..................................             1,199
                                                                 ---------------
Net Assets....................................................            $1,200
                                                                 ===============
Net asset value, offering and redemption price per share
($1,200/100 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)........            $12.00
                                                                 ===============


The accompanying note is an integral part of the financial statement.

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"), formerly known as Scudder Growth and Income Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 20, 1984, as amended. The Trust assumed the business of its predecessor on May 15, 1991. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The Trust's shares are currently divided into four series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund and Scudder S&P 500 Index Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. The Fund has had no operations to date other than matters relating to its organization and registration as a diversified series.

The Fund intends to invest substantially all of its assets in the Equity
500 Index Portfolio (the "Portfolio"), which has the same investment objectives as the Fund. Bankers Trust Company acts as investment adviser to the Portfolio. Scudder, Stevens and Clark, Inc. is the investment manager to the Fund and, as such, will monitor the Fund's investments in the Portfolio.

Costs incurred by the Fund in connection with its organization, estimated at $13,000, will be amortized on a straight-line basis over a five-year period beginning at the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. Offering costs, including initial registration costs, will be charged to expense during the Fund's first year of operations.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of Scudder Investment Trust and the Shareholder of Scudder S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Scudder S&P 500 Index Fund as of August 26, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Scudder S&P 500 Index Fund as of August 26, 1997 in conformity with generally accepted accounting principles.



Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
August 27, 1997

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A:
                           -------------------

                                    For Scudder Growth and Income Fund:
                                    Financial highlights for the ten fiscal years ended December 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the Registration
                                    Statement.)

                                    For Scudder Large Company Growth Fund:
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to
                                    October 31, 1991 and for the five fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration
                                    Statement.)

                                    For Scudder Classic Growth Fund:
                                    Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration
                                    Statement.)

                           Included in the Part B:
                           -----------------------

                                    For Scudder Growth and Income Fund:
                                    Investment Portfolio as of December 31, 1995
                                    Statement of Assets and Liabilities as of December 31, 1995
                                    Statement of Operations for the year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1995
                                    Financial Highlights for the ten fiscal years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the Registration
                                    Statement.)

                                    For Scudder Large Company Growth Fund:
                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October 31, 1996
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to
                                    October 31, 1991 and for the five fiscal years ended October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration
                                    Statement.)

                                Part C - Page 1

                                    For Scudder Classic Growth Fund:
                                    Investment Portfolio as of February 28, 1997
                                    Statement of Assets and Liabilities as of February 28, 1997
                                    Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration
                                    Statement.)

                                    For Scudder S&P 500 Index Fund:
                                    Audited Financial Statements for the Equity 500 Index Portfolio
                                    Investment Portfolio as of December 31, 1996
                                    Statement of Assets and Liabilities for the fiscal year ended December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statement of Changes in Net Assets for the fiscal year ended December 31, 1996
                                    Financial Highlights for the fiscal year ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 82 to the Registration
                                    Statement.)
                                    Statement of Assets and Liabilities as of August 26, 1997 is filed herein.

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                                              All references are to the Registrant's Registration Statement on
                                              Form N-1A filed with the Securities and Exchange Commission.  File
                                              Nos. 2-13628 and 811-43. ("Registration Statement").

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated November 4,
                                              1987 is incorporated by reference to Post-Effective Amendment No.
                                              78 to the Registration Statement ("Post-Effective Amendment No.
                                               78").

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 14, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                                      (a)(3)  Certificate of Amendment of Declaration of Trust dated February
                                              12, 1991 is incorporated by reference to Post-Effective Amendment
                                              No. 78 to the Registration Statement ("Post-Effective Amendment
                                              No. 78").



                                Part C - Page 2

                                      (b)(1)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and
                                              Income Fund and Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (b)(2)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Classic Growth
                                              Fund is incorporated by reference to Post-Effective Amendment No.
                                              76 to the Registration Statement ("Post-Effective Amendment No.
                                              76").

                                      (b)(3)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and
                                              Income Fund, Scudder Large Company Growth Fund, and Scudder
                                              Classic Growth Fund is incorporated by reference to Post-Effective
                                              Amendment No. 81 to the Registration Statement ("Post-Effective
                                              Amendment No. 81").

                             2.       (a)     By-Laws of the Registrant dated September 20, 1984 are
                                              incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)     Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest with
                                              $0.01 par value of Scudder Growth and Income Fund is
                                              incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement ("Post-Effective Amendment No. 59").

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder, Stevens
                                              & Clark, Inc. ("Scudder") dated November 14, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)     Investment Management Agreement between the Registrant (on behalf of Scudder Quality Growth Fund) and Scudder dated May 9,
                                              1991 is incorporated by reference to Post-Effective Amendment No.
                                              78 to the Registration Statement ("Post-Effective Amendment No.
                                              78").

                                      (c)     Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated
                                              August 10, 1993 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").



                                Part C - Page 3

                                      (d)     Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated
                                              August 8, 1995 is incorporated by reference to Post-Effective
                                              Amendment No. 75 to the Registration Statement ("Post-Effective
                                              Amendment No. 75").

                                      (e)     Investment Management Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder, Stevens &
                                              Clark, Inc. dated August 13, 1996 is incorporated by reference to
                                              Post-Effective Amendment No. 81 to the Registration Statement
                                              ("Post-Effective Amendment No. 81")

                                      (f)     Investment Management Agreement between the Registrant, on behalf of Scudder Growth and Income Fund, and Scudder, Stevens
                                              & Clark, Inc. dated May 1, 1997 is filed herein.

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder
                                              Investor Services, Inc., formerly Scudder Fund Distributors, Inc., dated September 10, 1985 is incorporated by reference to Post-
                                              Effective Amendment No. 78 to the Registration Statement ("Post-
                                              Effective Amendment No. 78").

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant (on behalf of Scudder
                                              Growth and Income Fund) and State Street Bank and Trust
                                              Company ("State Street Bank") dated December 31, 1984 is
                                              incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(2)  Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (a)(3)  Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (a)(4)  Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(5)  Amendment dated July 29, 1991 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(6)  Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").



                                Part C - Page 4

                                      (a)(7)  Custodian fee schedule for Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(8)  Custodian fee schedule for Scudder S&P 500 Index Fund is filed herein.

                                      (b)(1)  Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)(1)  Subcustodian Agreement between State Street Bank and The Chase
                                              Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (d)     Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                              Growth and Income Fund is incorporated by reference to
                                              Post-Effective Amendment No. 72 to the Registration Statement
                                              ("Post-Effective Amendment No. 72").

                                      (e)     Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the
                                              Registration Statement ("Post-Effective Amendment No. 77").

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(2)  Revised fee schedule dated October 6, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 76
                                              ("Post-Effective Amendment No. 76").

                                      (a)(3)  Form of revised fee schedule for Exhibit 9(a)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)(1)  COMPASS Service Agreement and fee schedule with Scudder Trust
                                              Company dated January 1, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)(2)  COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                              Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").



                                Part C - Page 5

                                      (b)(3)  Form of revised fee schedule for Exhibit 9(b)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                              Corporation dated November 1, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 72.

                                      (d)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                              Corporation dated October 17, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 73.

                                      (e)     Form of Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund
                                              Accounting Corporation is incorporated by reference to
                                              Post-Effective Amendment No. 77 to the Registration Statement
                                              ("Post-Effective Amendment No. 77").

                                      (f)(1)  Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (f)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Quality Growth Fund and
                                              Scudder Growth and Income Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals is
                                              incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)     Scudder Individual Retirement Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (c)     SEP-IRA is incorporated by reference to Post-Effective Amendment No.
                                              78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (d)     Scudder Funds 403(b) Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").



                                Part C - Page 6

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation is filed herein.
                                              Power of Attorney is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                             17.              Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of July 31, 1997).
--------          ------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Shares of beneficial interest
                   ($0.01 par value):

                   Scudder Growth and Income Fund                                       198,969
                   Scudder Large Company Growth Fund                                     16,106
                   Scudder Classic Growth Fund                                            1,729
                   Scudder S&P 500 Index Fund                                              n/a

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him


                                Part C - Page 7
                  in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                              (A) by the court or other body approving the settlement or other disposition; or

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by
                              (x) vote of a majority of the Disinterested
                              Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                                Part C - Page 8

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                                 Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+

                                Part C - Page 9

                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporatio oo

E. Michael Brown           Director, Chief Administrative Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*



                                Part C - Page 10

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*

                                Part C - Page 11

                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder, Stevens
                                 & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**

                                Part C - Page 12

                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x


                                Part C - Page 13

                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.



                                Part C - Page 14

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         E. Michael Brown                  Assistant Treasurer                     Trustee
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

                                Part C - Page 15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee and Vice President
         345 Park Avenue                   Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

        The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
        Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy,

                                Part C - Page 16

                  Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Scudder S&P 500 Index Fund, within four to six months from the effectiveness date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of a Fund's latest annual report to shareholders upon request and without change.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                Part C - Page 17

                                        SIGNATURES
                                        ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of August, 1997.

                                      SCUDDER INVESTMENT TRUST


                                      By  /s/Thomas F. McDonough
                                         --------------------------------
                                         Thomas F. McDonough, Vice President,
                                         Secretary and Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               August 21, 1997
                                            Officer) and Trustee


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      August 21, 1997


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      August 21, 1997


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      August 21, 1997


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee                                      August 21, 1997


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      August 21, 1997



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           August 21, 1997
                                            Accounting Officer) and Vice President





*By: /s/Thomas F. McDonough
    --------------------------------------
     Thomas F. McDonough**


**   Attorney-in-fact pursuant to a power of
     attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April
     22, 1991 and pursuant to a power of
     attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April
     28, 1995 and pursuant to a power of
     attorney contained in the signature page of Post-Effective Amendment No. 79 filed
     February 26, 1997.

                                   SIGNATURES

         Equity 500 Index Portfolio has duly caused this Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of Scudder Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 25th day of August, 1997.

EQUITY 500 INDEX PORTFOLIO

                 By: /s/Ronald M. Petnuch*
                     --------------------
                     Ronald M. Petnuch
                     President


         This Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of Scudder Investment Trust has been signed below by the following persons in the capacities indicated with respect to Equity 500 Index Portfolio on August 25, 1997.


SIGNATURE                                   TITLE

/s/Charles P. Biggar                *
--------------------------------------
Charles P. Biggar                          Trustee


/s/Philip Saunders, Jr.             *
--------------------------------------
Philip Saunders, Jr.                       Trustee


/s/S. Leland Dill                   *
--------------------------------------
S. Leland Dill                             Trustee


/s/Ronald M. Petnuch                *
--------------------------------------
Ronald M. Petnuch                          President and Treasurer (Chief
                                           Executive Officer, Principal
                                           Financial and Accounting Officer)


*By:     /s/Jay S. Neuman
         ----------------
         Jay S. Neuman, Secretary of Equity 500 Index Portfolio,
         as Attorney-in-Fact pursuant to a Power of Attorney filed herewith.

                                                               File No. 2-13628
                                                               File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 84

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 36

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX


                                      5(f)

                                     8(a)(8)

                                       11